Summary of Significant Accounting Policies - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		12 Months Ended
	Apr. 02, 2022	Apr. 02, 2022	Mar. 27, 2021	Jan. 01, 2022	Dec. 26, 2020	Dec. 28, 2019	Nov. 12, 2021	Jun. 07, 2021	Jun. 30, 2020
Schedule of Equity Method Investments [Line Items]
Cost of sales		$ 152,950	$ 99,531	$ 498,787	$ 345,150	$ 368,395
Reserve for inventory obsolescence	$ 1,308	$ 1,308		1,295	1,964
VAT taxes				3,906	3,444
Deferred finance fees				4,321	0	5,516
Warrant redemption price (in dollars per share)	$ 11.5	$ 11.5					$ 0.1	$ 11.5
Net VAT taxes	$ 2,922	$ 2,922		4,057
Maximum [Member]
Schedule of Equity Method Investments [Line Items]
Additional right of use assets									$ 543,000
Minimum [Member]
Schedule of Equity Method Investments [Line Items]
Additional right of use assets									$ 541,000
U.S.
Schedule of Equity Method Investments [Line Items]
Cash in excess of insured limits				10,226	28,102
Non-U.S.
Schedule of Equity Method Investments [Line Items]
Cash in excess of insured limits				2,272	6,329
Cash				4,832	8,366
Shipping and Handling
Schedule of Equity Method Investments [Line Items]
Cost of sales	$ 9,934		$ 7,104	$ 35,241	$ 24,061	$ 26,285
JIH Shareholders | Janus International Group, Inc.
Schedule of Equity Method Investments [Line Items]
Ownership percentage	49.20%	49.20%		49.20%
Janus Midco | Janus International Group, Inc.
Schedule of Equity Method Investments [Line Items]
Ownership percentage	50.80%	50.80%		50.80%